Subsequent Events - Narrative (Detail) - MXN ($) $ in Thousands	Mar. 07, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Accrued reserve on contingent liabilities		$ 13,186,811	$ 12,436,092
Pemex Logistics | Subsequent event | Breach of Contract
Disclosure of non-adjusting events after reporting period [line items]
Accrued reserve on contingent liabilities	$ 6,010,259